RELATED PARTY TRANSACTIONS - Founder Shares (Details)					6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 21, 2026	Aug. 15, 2025 $ / shares shares	Aug. 06, 2025 shares	Mar. 28, 2025 USD ($) D $ / shares shares	Jun. 30, 2026 USD ($) shares	Aug. 06, 2025 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Sep. 05, 2025 shares
RELATED PARTY TRANSACTIONS
Number of shares converted to Common A shares						11,960,583
Reverse stock split conversion ratio			0.10		0.1			0.10	0.10
Common shares, outstanding					13,324,608		13,290,803	13,290,803	1,316,702
Class B common shares
RELATED PARTY TRANSACTIONS
Common shares, outstanding							0	0	0
Class A ordinary shares
RELATED PARTY TRANSACTIONS
Number of shares converted to Common A shares			11,960,583					11,960,583
Spring Valley Acquisition III | Class B common shares
RELATED PARTY TRANSACTIONS
Reverse stock split conversion ratio					1		1
Common shares, outstanding					7,666,667		7,666,667	7,666,667
Spring Valley Acquisition III | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Common shares, outstanding					0		0	0
Spring Valley Acquisition III | Sponsor | Class B common shares
RELATED PARTY TRANSACTIONS
Number of shares transferred		13,333
Transfer price per share | $ / shares		$ 43.48
Spring Valley Acquisition III | Founder shares
RELATED PARTY TRANSACTIONS
Restrictions on transfer period of time after business combination completion				1 year
Spring Valley Acquisition III | Founder shares | Class B common shares
RELATED PARTY TRANSACTIONS
Reverse stock split conversion ratio		1.33
Number of shares transferred		13,333
Transfer price per share | $ / shares		$ 43.48
Common shares, outstanding		7,666,667
Shares held by each independent director		40,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by stockholders		25.00%
Number of shares no longer subject to forfeiture										1,000,000
Spring Valley Acquisition III | Founder shares | Class B common shares | Maximum
RELATED PARTY TRANSACTIONS
Number of shares subject to forfeiture		1,000,000
Spring Valley Acquisition III | Founder shares | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Stock price trigger (in dollars per share) | $ / shares				$ 12
Threshold number of trading days | D				20
Threshold number of consecutive trading days | D				30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences | D				150
Spring Valley Acquisition III | Founder shares | Sponsor
RELATED PARTY TRANSACTIONS
Percentage of equity interest forfeited	15.00%
Spring Valley Acquisition III | Founder shares | Sponsor | Class B common shares
RELATED PARTY TRANSACTIONS
Net proceeds | $				$ 25,000	$ 25,000		$ 25,000
Number of shares converted to Common A shares				5,750,000
Common shares, outstanding		7,546,667
Number of shares no longer subject to forfeiture										1,000,000